Organization and Business Overview	12 Months Ended
Mar. 31, 2026
Organization and Business Overview [Abstract]
Organization and business overview
1	Organization and business overview

SMJ International Holdings Inc. is an investment holding company incorporated on February 24, 2025 under the laws of the Cayman Islands. It conducts its operations mainly through SMJ Furnishings (S) Pte. Ltd., a wholly-owned subsidiary operating in Singapore. SMJ International Holdings Inc. and its subsidiaries are collectively referred to as the “Company”.

The Company is a Singapore based premier flooring specialists serving the commercial and institutional sectors in Asia, with a well-established reputation and track record of more than 35 years. The Company generates revenues mainly through the sale and distribution of a wide range of premier flooring products such as carpet tiles, broadloom carpets and vinyl tiles under our proprietary brand known as “SMJ” in Singapore and over 20 countries mainly in Asia. These overseas markets include Malaysia, Indonesia, Philippines, Hong Kong, PRC, Taiwan, Korea, Thailand, Vietnam, Brunei, India, Sri Lanka, United Arab Emirates, Saudi Arabia, Maldives, Brazil, Uruguay, Chile, Australia, Kuwait and United Kingdom.

On April 28, 2025, the Company completed a reorganization under common control of its then existing shareholders, who collectively owned all the equity interests of SMJ Furnishings (S) Pte. Ltd. through SMJ Furnishings Inc. prior to the reorganization. Pursuant to the reorganization, all shareholders of SMJ Furnishings Inc. transferred their respective ordinary shares in the capital of SMJ Furnishings Inc. to the Company. The consideration for the share transfers was satisfied by the allotment and issuance of 25,000,000 Ordinary Shares, with a par value of US$0.0002 each, comprising (a) 12,232,500 Class A Ordinary Shares of nominal or par value US$0.0002 each and (b) 12,767,500 Class B Ordinary Shares of nominal or par value of US$0.0002 each to the aforementioned shareholders of SMJ Furnishings Inc., each credited as fully paid.

Upon completion of the reorganization the Company has 12,232,500 Class A Ordinary Shares and 12,767,500 Class B Ordinary Shares issued and outstanding. All issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares are fully paid.

Upon completion of the reorganization, SMJ Furnishings (S) Pte. Ltd. has become a subsidiary of SMJ Furnishings Inc., which is in turn, a wholly-owned subsidiary of the Company.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
SMJ International Holdings Inc.	February 24, 2025	100%	Cayman Islands	Investment holding

SMJ Furnishings Inc.	October 29, 2024	100%	British Virgin Islands	Investment holding

SMJ Furnishings (S) Pte. Ltd.	February 12, 1988	100%	Singapore	Sale and distribution of flooring products.